CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	228,071,805	168,616,855	124,406,818
Common Stock, Shares, Outstanding	228,071,805	168,616,855	124,406,818
Allowance for doubtful accounts	$ 42,723	$ 74,706	$ 0
Accumulated amortization	5,355	4,140	3,420
Unamortized discount current	730,465	5,000,000	$ 1,000,000
Unamortized discount noncurrent	$ 27,563	$ 0